Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Payroll (i)	R$ (1,370,361)	R$ (1,236,666)	R$ (1,149,225)
Hospital and medical agreements	(80,449)	(94,583)	(86,151)
Depreciation and amortization	(373,344)	(333,341)	(289,511)
Lease expenses	(12,617)	(11,207)	(10,871)
Utilities	(24,722)	(22,730)	(20,403)
Maintenance	(134,156)	(127,777)	(105,919)
Share-based compensation	(15,318)	(32,424)	(31,535)
Tax expenses	(12,091)	(12,105)	(14,447)
Sales and marketing	(114,803)	(85,469)	(74,140)
Allowance for expected credit losses	(57,090)	(60,894)	(74,552)
Travel expenses	(26,144)	(20,345)	(16,098)
Consulting fees	(32,645)	(46,022)	(62,630)
Other	(230,310)	(201,361)	(189,015)
Total	(2,484,050)	(2,284,924)	(2,124,497)
Cost of services	(1,313,895)	(1,215,603)	(1,109,813)
Selling, general and administrative expenses	R$ (1,113,065)	R$ (1,008,427)	R$ (940,132)